SUPPLEMENT TO THE SCHWAB EQUITY INDEX FUNDS® PROSPECTUS
DATED FEBRUARY 28, 2009 AND AS AMENDED JULY 1, 2009

THE INFORMATION PROVIDED IN THIS SUPPLEMENT
IS AS OF DECEMBER 4, 2009.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The table at page 25 of the prospectus is deleted in its entirety and replaced with the following:

Fund	Management Fee

Schwab S&P 500 Index Fund	0.06%
Schwab 1000® Index Fund	0.22%
Schwab Small-Cap Index Fund	0.15%
Schwab Total Stock Market Index Fund	0.06%
Schwab International Index Fund	0.15%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

©2009 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG52996-00 (12/09)

SUPPLEMENT TO THE
SCHWAB TARGET FUNDS PROSPECTUS
DATED FEBRUARY 28, 2009, AS AMENDED APRIL 20, 2009,
AS SUPPLEMENTED MAY 13, 2009, JULY 1, 2009 AND JULY 20, 2009

THE INFORMATION PROVIDED IN THIS SUPPLEMENT
IS AS OF DECEMBER 4, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect the following changes:

Replacement of Schwab Institutional Select S&P 500 Fund with Schwab S&P 500 Index Fund

The Schwab Institutional Select S&P 500 Fund was reorganized into the Schwab S&P 500 Index Fund. Accordingly, the Schwab Institutional Select S&P 500 Fund no longer serves as an underlying fund for the Schwab Target Funds.

•	On Page 18, under the “Asset Class, Style Class and Underlying Funds” column of the table, reference to Schwab Institutional Select S&P 500 Fund is replaced by the following:

Schwab S&P 500 Index Fund

•	On page 19, under the “Equity Funds — Domestic Large-Cap” section of the table describing the underlying funds, the reference to Schwab Institutional Select S&P 500 Fund and the description of its investment objective and principal investment strategy are replaced in their entirety by the following:

Schwab S&P 500 Index Fund

Seeks to track the total return of the S&P 500® Index. Under normal circumstances, the fund will invest at least 80% of its net assets in stocks that are included in the S&P 500® Index.

•	On page 23, in the section entitled “Principal Risks of the Underlying Funds,” reference to Schwab Institutional Select S&P 500 Fund is replaced by the following:

Schwab S&P 500 Index Fund

Replacement of Laudus Rosenberg U.S. Large Capitalization Value Fund with an Unaffiliated Large-Cap Value Fund

•	Laudus Rosenberg U.S. Large Capitalization Value Fund

The Laudus Rosenberg U.S. Large Capitalization Value Fund no longer serves as an underlying fund for the Schwab Target Funds. Accordingly, all references to the Laudus Rosenberg U.S. Large Capitalization Value Fund in the Prospectus are hereby deleted.

•	On Page 18, the following disclosure replaces the second and third sentences in the paragraph under the heading “The funds’ investments in underlying funds” in their entirety:

Included in the current universe of underlying funds are three unaffiliated funds: one within the domestic large-cap equity style class, one within the international equity style class and one within the fixed income asset category. Similar to the Schwab Funds and Laudus Funds that serve as underlying funds, the investment objectives and principal investment strategies of these unaffiliated funds are described in the “Description of underlying funds” section of the prospectus under the sub-headings “Unaffiliated Large-Cap Value Fund,” “Unaffiliated International Growth Fund” and “Unaffiliated Fixed Income Fund,” respectively.

•	On Page 18, under the “Asset Class, Style Class and Underlying Funds” column of the table, the following fund is added to the Domestic Large-Cap Asset Class:

Unaffiliated Large-Cap Value Fund

•	On page 19, under the “Equity Funds — Domestic Large-Cap” section of the table describing the underlying funds, the following fund and accompanying description of its investment objective and principal investment strategy are added:

Unaffiliated Large-Cap Value Fund

Seeks capital appreciation, with a secondary goal of current income. To purse this goal, the fund invests primarily in equity securities of large capitalization companies. The fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase. The fund will invest mostly in companies the portfolio managers believe are “value” companies. The portfolio management team seeks companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that it believes have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

•	On page 23, in the section entitled “Principal Risks of the Underlying Funds,” the following changes are made:

Unaffiliated Large-Cap Value Fund is added to the principal risk table and the following risks apply to the fund:

Investment risk, Market risk, Market segment risk, Management risk, Equity risk, Large-cap and mid-cap risk, “Value” investing risk and Securities lending risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC REG52995-00 (12/09)